Subsequent events (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Aggregate subscription price		$ 71,917
Aggregate subscription price		$ 5,677	$ 4,414	$ 37
Ordinary Shares - Class B
Subsequent Event [Line Items]
Ordinary shares, shares issued		4,820,608	4,820,608
Ordinary shares, shares outstanding		4,820,608	4,820,608
Ordinary Shares - Class B | Subsequent Event
Subsequent Event [Line Items]
Ordinary shares, shares issued	5,034,427
Ordinary shares, shares outstanding	5,034,427
Ordinary Shares - Class A
Subsequent Event [Line Items]
Ordinary shares, shares issued		40,996,215	23,870,027
Ordinary shares, shares outstanding		40,996,215	23,870,027
Baozun Inc. | Subsequent Event
Subsequent Event [Line Items]
Shares purchased from existing shareholder	2,471,468
Aggregate subscription price	$ 32,777
Percentage of ownership in total outstanding shares	4.00%
Percentage of total voting equity	10.00%
Baozun Inc. | Ordinary Shares - Class B | Subsequent Event
Subsequent Event [Line Items]
Shares issued	649,349
Aggregate subscription price	$ 17,223
Baozun Inc. | Ordinary Shares - Class A | Subsequent Event
Subsequent Event [Line Items]
Conversion of Class B ordinary shares into Class A ordinary Shares	435,530